Fair Value (Tables)	6 Months Ended
Sep. 30, 2024
Fair Value [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis	Assets measured at fair value on a recurring basis as of September 30, 2024 and March 31, 2024 are as follows:
	September 30, 2024
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$416,271	$416,271	$-	$-	$416,271
Money market fund	180,193	180,193	-	-	180,193
US Treasury notes	998,266	998,266	-	-	998,266
Foreign currency forward contracts	272,824	-	272,824	-	272,824
Total assets at fair value	$1,867,554	$1,594,730	$272,824	$-	$1,867,554
	March 31, 2024
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$946,619	$946,619	$-	$-	$946,619
Money market fund	175,373	175,373	-	-	175,373
US Treasury notes	991,862	991,862	-	-	991,862
Foreign currency forward contracts	468,919	-	468,919	-	468,919
Total assets at fair value	$2,582,773	$2,113,854	$468,919	$-	$2,582,773